LEASE - Supplementary Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 141,942	¥ 64,630
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 647,029	¥ 231,146
Weighted average remaining lease term
Operating leases	4 years 7 months 6 days	4 years 4 months 24 days
Weighted average discount rate
Operating leases	6.60%	5.00%